Supplementary cash flow information - Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Of Cash Flows [Line Items]
Interest capitalized to construction of qualifying assets	$ 54,989	$ 30,008
Change in current liabilities relating to mining interest expenditures	(50,717)	(8,625)
Change in current liabilities relating to deferred financing costs	(4,059)	4,059
Foreign exchange (losses) gains on Fekola equipment loan facility	(9,745)	(23,692)
Share-based payments, capitalized to mining interests	1,392	1,129
Interest on loan to non-controlling interest	0	2,801
Share consideration received on sale of mining interests (Notes 9)	0	81,433
Fekola Equipment Loan Facilities
Statement Of Cash Flows [Line Items]
Foreign exchange (losses) gains on Fekola equipment loan facility	$ (2,691)	$ 545